Income Taxes - Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense
Total current income tax expense					$ 0	$ 0
Deferred income tax expense
Total deferred income tax expense					0	0
Total income tax expense (benefit)					0	$ 0
Gores Metropoulos Inc [Member]
Current income tax expense
Federal					1,443,960
Total current income tax expense					1,443,960
Deferred income tax expense
Federal					(2,353)
Total deferred income tax expense					(2,353)
Total income tax expense (benefit)	$ (46,571)	$ 405,292	$ 171,781	$ 1,132,843	$ 1,441,607